LEASES - Summary of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease [Abstract]
Interest on lease liabilities	$ 1,394	$ 527	$ 142
Depreciation charge of right-of-use assets	7,823	5,743
Expense relating to short-term leases	2,338	1,132
Total amount recognized in profit or loss	$ 11,555	$ 7,402